Acquisition (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill impairment	$ 3,246,149
Shares Issued	8,000,000